Stock-based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Stock-based Compensation
Stock-based Compensation

5. Stock-based Compensation

A summary of the activity of the Company’s employee stock option plans as of and for the six months ended June 30, 2024 is presented below:

		Yen	Years	Thousands of Yen
		Weighted-average	Weighted-average
		exercise	remaining	Aggregate intrinsic
	Number of shares	price	contractual term	value
Outstanding at December 31, 2023	589,500	867	1.5	228,719
Exercisable at December 31, 2023	589,500	867	1.5	228,719
Exercised	(55,850)	145
Forfeited/Expired	(350)	128
Outstanding at June 30, 2024	533,300	943	1.1	136,870
Exercisable at June 30, 2024	533,300	¥943	1.1	¥136,870

The Company did not grant any stock options during the six months ended June 30, 2024 and 2023.

For the six months ended June 30, 2024 and 2023, there was no compensation cost recognized for stock options as all stock options previously granted have been fully vested.

9.  Stock-based Compensation

The fair value of stock options as part of employee incentive plans is estimated at the date of grant of the purchase rights using the Black-Sholes option-pricing model. The model requires the input of highly subjective assumptions such as the expected stock price volatility and the expected term.

According to the resolutions at the general meetings of shareholders held in December 2015, as Fifth Series of Stock Subscription Rights, stock options to purchase 285,500 shares of common stock were granted to the Company’s employees on December 21, 2015. The exercise term of stock options is 8 years commencing from December 22, 2017 and they must be employed by the Company at the time of exercise to exercise their rights. The stock option’s fair value as of grant date was ¥2.96 per share. The exercise price of the stock option is ¥400 per share.

According to the resolutions at the general meetings of shareholders held in December 2016, as Seventh Series of Stock Subscription Rights, stock options to purchase 174,000 shares of common stock were granted to the Company’s director and the Company’s employees on December 21, 2016. The exercise term of stock options is 8 years commencing from December 22, 2018 and they must be employed by the Company at the time of exercise to exercise their rights. The stock option’s fair value as of grant date was ¥0.82 per share. The exercise price of the stock option is ¥2,000 per share.

According to the resolutions at the extraordinary general meetings of shareholders held in August 2020, as Eighth Series of Stock Subscription Rights, stock options to purchase 150,000 shares of common stock were granted to the Company’s director on October 2, 2020. The amount to be paid in for the stock option was ¥1.00 per share. The exercise term of stock options is 5 years commencing from October 1, 2021 and they must be employed by the Company at the time of exercise to exercise their rights. The stock option’s fair value as of grant date was ¥104.64 per share. The exercise price of the stock option is ¥2,000 per share.

According to the resolutions at the extraordinary general meetings of shareholders held in August 2020, as Ninth Series of Stock Subscription Rights, stock options to purchase 300,000 shares of common stock were granted to the Company’s director, the Company’s corporate auditor, the Company’s employees and outside service providers on October 2, 2020. The amount to be paid in for the stock option was ¥22.00 per share. The exercise term of stock options is 3 years commencing from October 1, 2021 and they must be employed by the Company at the time of exercise to exercise their rights (however, this shall not apply to outside service providers). In addition, the exercise can take place only when the Company achieves an annual consolidated revenue target of ¥3,908,264 thousand under U.S. GAAP in any of our 2020, 2021 or 2022 fiscal years. The stock option’s fair value as of grant date was ¥637.02 per share. The exercise price of the stock option is ¥128 per share.

The Company did not grant any stock options during 2023 and 2022.

A summary of the activity of the Company’s employee stock option plans as of and for the years ended December 31, 2023, 2022 and 2021 is presented below:

		Yen	Years	Thousands of Yen
	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
Outstanding at December 31, 2021	599,800	857	3.5	192,570
Exercisable at December 31, 2021	599,800	857	3.5	192,570
Forfeited/Expired	(6,550)	128
Outstanding at December 31, 2022	593,250	865	2.7	150,696
Exercisable at December 31, 2022	593,250	¥865	2.7	¥150,696
Reinstated	3,200	128
Forfeited/Expired	(6,950)	402
Outstanding at December 31, 2023	589,500	867	1.5	228,719
Exercisable at December 31, 2023	589,500	¥867	1.5	¥228,719

On August 29, 2023, the board of directors approved a resolution to waive the forfeiture related to the Fifth Series, Seventh Series, and Ninth Series of Stock Subscription Rights. This resolution retrospectively applies to the employees who resigned after December 31, 2022 for the stock options related to Fifth Series and Seventh Series of Stock Subscription Rights and resigned after April 30, 2022 for the stock options related to Ninth Series of Stock Subscription Rights. The board of directors passed the resolution due to the delay in filing the Form 20-F for the year-ended December 31, 2021, which resulted in forfeiting the employees’ opportunity to exercise their options. Considering the fact that the employees paid cash consideration in exchange of the stock options, the Company relieved the stock option forfeiture for the certain employees. The Company retrieved 3,200 forfeited stock options during the year-ended December 31, 2023 due to this resolution.

For the year ended December 31, 2023 and 2022, there was no compensation cost recognized for stock options as all stock options previously granted have been fully vested. As of December 31, 2023, there was no unrecognized compensation cost.

For the year ended December 31, 2021, there was ¥15,545 thousand of compensation cost recognized for the 8th stock options. As of December 31, 2021, the performance condition for the 9th series stock option was deemed probable and the full compensation cost of ¥181,308 thousand for the non-forfeited options was recorded in the year ended December 31, 2021.